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INVESCO V.I. Main Street Mid Cap Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - INVESCO V.I. Main Street Mid Cap Fund	Series I	Series II
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - INVESCO V.I. Main Street Mid Cap Fund	Series I	Series II
Management Fees	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.21%	0.21%
Total Annual Fund Operating Expenses	0.94%	1.19%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - INVESCO V.I. Main Street Mid Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Series I	96	300	520	1,155
Series II	121	378	654	1,443

Expense Example No Redemption - INVESCO V.I. Main Street Mid Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Series I	96	300	520	1,155
Series II	121	378	654	1,443

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s market capitalization is the value of its outstanding stock. The Fund is not required to sell a security if the company’s capitalization moves outside of the Fund’s capitalization definition.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries (i.e., those that are generally in the early stages of their industrial cycles). Although the Fund can invest in securities issued by companies or governments in any country, it does not currently intend to invest substantially in foreign securities.
The Fund primarily invests in common stock but may also invest in other types of securities, such as real estate investment trusts (“REITs”) or other securities that are consistent with its investment objective.
The portfolio managers use fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.
The Fund aims to maintain broad diversification across all major economic sectors. In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities that they believe have superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.
The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers.
The portfolio managers might sell a security if, among other criteria, the price is approaching their price target, if the company’s competitive position has deteriorated or the company’s management has performed poorly, or if they have identified more attractive investment prospects.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	22.40%
Worst Quarter	March 31, 2020	-27.42%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - INVESCO V.I. Main Street Mid Cap Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Series I	14.47%	10.61%	6.73%	Sep. 10, 2001
Series II	14.14%	10.32%	6.45%	Sep. 10, 2001
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	17.23%	12.68%	9.42%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%